Derivative Instruments and Hedging Activities - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Derivatives, Fair Value [Line Items]
Change in fair value of derivatives	$ 0
Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative liability, fair value	$ 1,496,000	$ 2,013,000
Series B Senior Notes [Member]
Derivatives, Fair Value [Line Items]
Percentage of repurchase of notes	101.00%
Interest Rate Swap Maturing January 2016 [Member]
Derivatives, Fair Value [Line Items]
Aggregate notional amount		$ 1,600,000,000
Derivative maturity date	January 2016